S000063520 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iShares Self-Driving EV and Tech ETF | iShares Self-Driving EV and Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	(16.04%)	8.31%	(36.16%)	27.29%	58.51%